Share Capital - Summary of Weighted-Average Remaining Contractual Life and Weighted-Average Exercise Price Options Outstanding and Options Exercisable on Exercise Prices (Detail)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	1,714,421	1,714,421
Weighted average remaining contractual life of outstanding share options	5 years 3 months 25 days
Options Outstanding, Options Exercisable	663,853	663,853
Canadian Dollar [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	860,379	860,379	875,433	591,609
Weighted average remaining contractual life of outstanding share options	4 years 4 months 13 days
Options Outstanding, Options Exercisable	414,066	414,066
Canadian Dollar [Member] | $11.70 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 11.70
Options Outstanding, Number Outstanding	6,667	6,667
Weighted average remaining contractual life of outstanding share options	11 months 8 days
Options Outstanding, Options Exercisable	6,667	6,667
Canadian Dollar [Member] | $3.28 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 3.28
Options Outstanding, Number Outstanding	31,498	31,498
Weighted average remaining contractual life of outstanding share options	5 years 8 months 1 day
Options Outstanding, Options Exercisable	31,498	31,498
Canadian Dollar [Member] | $4.50 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 4.50
Options Outstanding, Number Outstanding	18,936	18,936
Weighted average remaining contractual life of outstanding share options	3 years 3 months 10 days
Options Outstanding, Options Exercisable	18,936	18,936
Canadian Dollar [Member] | $4.54 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 4.54
Options Outstanding, Number Outstanding	743,122	743,122
Weighted average remaining contractual life of outstanding share options	6 years 9 months 3 days
Options Outstanding, Options Exercisable	296,807	296,807
Canadian Dollar [Member] | $4.80 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 4.80
Options Outstanding, Number Outstanding	3,040	3,040
Weighted average remaining contractual life of outstanding share options	8 months 15 days
Options Outstanding, Options Exercisable	3,040	3,040
Canadian Dollar [Member] | $7.49 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 7.49
Options Outstanding, Number Outstanding	5,590	5,590
Weighted average remaining contractual life of outstanding share options	5 years 6 months 7 days
Options Outstanding, Options Exercisable	5,590	5,590
Canadian Dollar [Member] | $9.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 9.00
Options Outstanding, Number Outstanding	11,481	11,481
Weighted average remaining contractual life of outstanding share options	5 years 6 months 7 days
Options Outstanding, Options Exercisable	11,481	11,481
Canadian Dollar [Member] | $9.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 9.60
Options Outstanding, Number Outstanding	1,105	1,105
Weighted average remaining contractual life of outstanding share options	9 months 7 days
Options Outstanding, Options Exercisable	1,105	1,105
Canadian Dollar [Member] | $12.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 12.00
Options Outstanding, Number Outstanding	1,948	1,948
Weighted average remaining contractual life of outstanding share options	11 months 4 days
Options Outstanding, Options Exercisable	1,948	1,948
Canadian Dollar [Member] | $30.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 30.00
Options Outstanding, Number Outstanding	28,260	28,260
Weighted average remaining contractual life of outstanding share options	1 year 7 months 24 days
Options Outstanding, Options Exercisable	28,260	28,260
Canadian Dollar [Member] | $30.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 30.60
Options Outstanding, Number Outstanding	2,096	2,096
Weighted average remaining contractual life of outstanding share options	11 months 23 days
Options Outstanding, Options Exercisable	2,096	2,096
Canadian Dollar [Member] | $32.40 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 32.40
Options Outstanding, Number Outstanding	810	810
Weighted average remaining contractual life of outstanding share options	1 year 29 days
Options Outstanding, Options Exercisable	810	810
Canadian Dollar [Member] | $45.30 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 45.30
Options Outstanding, Number Outstanding	560	560
Weighted average remaining contractual life of outstanding share options	7 months 9 days
Options Outstanding, Options Exercisable	560	560
Canadian Dollar [Member] | $51.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 51.60
Options Outstanding, Number Outstanding	5,266	5,266
Weighted average remaining contractual life of outstanding share options	5 months 8 days
Options Outstanding, Options Exercisable	5,268	5,268
US Dollar [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	854,042	854,042	50,349
Weighted average remaining contractual life of outstanding share options	6 years 3 months 10 days
Options Outstanding, Options Exercisable	249,787	249,787
US Dollar [Member] | $3.72 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 3.72
Options Outstanding, Number Outstanding	40,000	40,000
Weighted average remaining contractual life of outstanding share options	2 years 8 months 8 days
Options Outstanding, Options Exercisable	0	0
US Dollar [Member] | $1.55 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 1.55
Options Outstanding, Number Outstanding	50,349	50,349
Weighted average remaining contractual life of outstanding share options	1 year 11 months 19 days
Options Outstanding, Options Exercisable	50,349	50,349
US Dollar [Member] | $2.20 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 2.20
Options Outstanding, Number Outstanding	469,420	469,420
Weighted average remaining contractual life of outstanding share options	6 years 6 months 10 days
Options Outstanding, Options Exercisable	2,165	2,165
US Dollar [Member] | $3.40 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares		$ 3.40
Options Outstanding, Number Outstanding	294,273	294,273
Weighted average remaining contractual life of outstanding share options	6 years 4 months 13 days
Options Outstanding, Options Exercisable	197,273	197,273